Schedule of Investments(a)
September 30, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–92.55%
Advertising–2.29%
Trade Desk, Inc. (The), Class A(b)	44,879	$2,681,520
Application Software–15.12%
Adobe, Inc.(b)	2,066	568,563
Atlassian Corp. PLC, Class A(b)	9,058	1,907,524
Datadog, Inc., Class A(b)	21,685	1,925,194
HubSpot, Inc.(b)	1,823	492,429
Intuit, Inc.	5,992	2,320,821
Paycom Software, Inc.(b)	7,019	2,316,200
salesforce.com, inc.(b)	12,340	1,774,986
Synopsys, Inc.(b)	10,715	3,273,540
Workday, Inc., Class A(b)	20,392	3,104,070
		17,683,327
Automobile Manufacturers–0.60%
Tesla, Inc.(b)	2,625	696,281
Data Processing & Outsourced Services–2.03%
Visa, Inc., Class A(c)	13,369	2,375,003
Interactive Home Entertainment–4.43%
Electronic Arts, Inc.	15,433	1,785,753
Nintendo Co. Ltd. (Japan)	41,000	1,660,199
Take-Two Interactive Software, Inc.(b)	15,964	1,740,076
		5,186,028
Interactive Media & Services–7.04%
Alphabet, Inc., Class A(b)	64,127	6,133,748
Baidu, Inc., ADR (China)(b)	7,217	847,925
Kuaishou Technology (China)(b)(d)	93,000	599,261
Meta Platforms, Inc., Class A(b)	4,813	653,028
		8,233,962
Internet & Direct Marketing Retail–7.23%
Amazon.com, Inc.(b)	50,079	5,658,927
JD.com, Inc., ADR (China)	55,514	2,792,354
		8,451,281
Internet Services & Infrastructure–4.72%
Cloudflare, Inc., Class A(b)	27,016	1,494,255
MongoDB, Inc.(b)	8,852	1,757,653
Snowflake, Inc., Class A(b)(c)	13,333	2,266,077
		5,517,985
IT Consulting & Other Services–1.09%
EPAM Systems, Inc.(b)	3,517	1,273,822
Movies & Entertainment–1.02%
Netflix, Inc.(b)	5,048	1,188,501
Pharmaceuticals–3.27%
Bayer AG (Germany)	82,775	3,819,895
Semiconductor Equipment–3.65%
Applied Materials, Inc.	17,438	1,428,695
ASML Holding N.V., New York Shares (Netherlands)	3,497	1,452,479
Shares		Value
Semiconductor Equipment–(continued)
KLA Corp.	4,579	$1,385,743
		4,266,917
Semiconductors–14.90%
Advanced Micro Devices, Inc.(b)	30,072	1,905,362
Broadcom, Inc.	6,707	2,977,975
Lattice Semiconductor Corp.(b)	48,274	2,375,563
Marvell Technology, Inc.	40,535	1,739,357
Micron Technology, Inc.	10,982	550,198
Monolithic Power Systems, Inc.(c)	5,417	1,968,538
NVIDIA Corp.	16,485	2,001,114
ON Semiconductor Corp.(b)	31,220	1,945,943
QUALCOMM, Inc.	17,401	1,965,965
		17,430,015
Systems Software–19.46%
Crowdstrike Holdings, Inc., Class A(b)(c)	10,427	1,718,474
Darktrace PLC (United Kingdom)(b)	46,040	150,546
KnowBe4, Inc., Class A(b)	96,413	2,006,355
Microsoft Corp.	57,849	13,473,032
Palo Alto Networks, Inc.(b)	15,951	2,612,614
ServiceNow, Inc.(b)	7,389	2,790,160
		22,751,181
Technology Hardware, Storage & Peripherals–5.70%
Apple, Inc.	48,271	6,671,052
Total Common Stocks & Other Equity Interests (Cost $89,794,895)		108,226,770
Money Market Funds–7.60%
Invesco Government & Agency Portfolio, Institutional Class, 2.88%(e)(f)	3,110,068	3,110,068
Invesco Liquid Assets Portfolio, Institutional Class, 2.90%(e)(f)	2,220,957	2,221,401
Invesco Treasury Portfolio, Institutional Class, 2.87%(e)(f)	3,554,363	3,554,363
Total Money Market Funds (Cost $8,885,521)		8,885,832
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.15% (Cost $98,680,416)		117,112,602
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.27%
Invesco Private Government Fund, 3.01%(e)(f)(g)	2,052,613	2,052,613
Invesco Private Prime Fund, 3.11%(e)(f)(g)	5,279,737	5,279,738
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,332,351)		7,332,351
TOTAL INVESTMENTS IN SECURITIES–106.42% (Cost $106,012,767)		124,444,953
OTHER ASSETS LESS LIABILITIES—(6.42)%		(7,502,236)
NET ASSETS–100.00%		$116,942,717

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Technology Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2022.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at September 30, 2022 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value September 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$687,446	$16,958,473	$(14,535,851)	$-	$-	$3,110,068	$4,424
Invesco Liquid Assets Portfolio, Institutional Class	491,002	12,113,195	(10,382,751)	311	(356)	2,221,401	5,031
Invesco Treasury Portfolio, Institutional Class	785,653	19,381,112	(16,612,402)	-	-	3,554,363	7,534
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,370,979	53,416,135	(52,734,501)	-	-	2,052,613	18,995*
Invesco Private Prime Fund	3,198,950	101,794,625	(99,714,440)	-	603	5,279,738	45,844*
Total	$6,534,030	$203,663,540	$(193,979,945)	$311	$247	$16,218,183	$81,828

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of September 30, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$101,996,869	$6,229,901	$—	$108,226,770
Money Market Funds	8,885,832	7,332,351	—	16,218,183
Total Investments	$110,882,701	$13,562,252	$—	$124,444,953
Invesco V.I. Technology Fund